Debt, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Components of debt
The following table summarizes the components of debt (dollars in thousands):

	March 31, 2021	December 31, 2020
Debt, net, current:
Sprott Credit Agreement(1)	$7,753	$5,274
Note payable	99	—
Less, debt issuance costs	(411)	(154)
Total	$7,441	$5,120

Debt, net, non-current:
Subordinated Notes	$86,917	$84,797
Sprott Credit Agreement, net of original issue discount ($13.6 million, net)	61,901	61,894
Note payable	307	—
Less, debt issuance costs	(3,281)	(4,026)
Total	$145,844	$142,665
(1)Amount includes: (i) $2.2 million of Additional Interest, as defined in the Sprott Credit Agreement, and (ii) $5.6 million scheduled principal payments under the Sprott Credit Agreement, all due in the next twelve months.
The following table summarizes the components of debt (in thousands):

	December 31, 2020	December 31, 2019
Debt, net, current:
Sprott Credit Agreement(1)	$5,274	$—
2.0 Lien Notes	—	208,411
1.5 Lien Notes	—	137,050
First Lien Agreement	—	125,468
1.25 Lien Notes	—	77,212
Promissory Note	—	6,773
Less, debt issuance costs	(154)	(949)
Total	$5,120	$553,965

Debt, net, non-current:
Subordinated Notes	$84,797	$—
Sprott Credit Agreement	61,894	—
Less, debt issuance costs	(4,026)	—
Total	$142,665	$—
(1)Amount represents $1.6 million of Additional Interest (as defined in the Sprott Credit Agreement) plus 5.0% of the Company's outstanding debt balance as of December 31, 2020 under the Sprott Credit Agreement.
Schedule of maturities of long-term debt
The following table summarizes the Company's contractual payments of long-term debt, including current maturities, for the five years subsequent to March 31, 2021 (dollars in thousands):

2021	$7,698
2022	20,821
2023	24,516
2024	24,508
2025	93,020
Total	170,563
Less, original issue discount, net of amortization ($3.4 million)	(13,586)
Less, debt issuance costs, net of amortization ($0.4 million)	(3,692)
Total debt, net, current and non-current	$153,285

The following table summarizes the Company's contractual payments of long-term debt, including current maturities, for the five years subsequent to December 31, 2020 (in thousands):

2021	$5,274
2022	16,698
2023	23,948
2024	23,948
2025	96,771
Total	166,639
Less, original issue discount	(14,674)
Less, debt issuance costs	(4,180)
Total debt, net, current and non-current	$147,785

Components of recorded interest expense
The following table summarizes the components of recorded Interest expense, net of capitalized interest (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Sprott Credit Agreement	$2,640	$—
Subordinated Notes	2,120	—
Amortization of debt issuance costs	335	672
Other interest expense	8	—
2.0 Lien Notes	—	7,816
1.5 Lien Notes	—	5,139
1.25 Lien Notes	—	3,352
First Lien Agreement	—	2,867
Promissory Note	—	85
Capitalized interest	(654)	(44)
Total	$4,449	$19,887

The following table summarizes the components of recorded interest expense (in thousands):

	Year Ended December 31,
	2020	2019
2.0 Lien Notes	$12,902	$28,537
1.5 Lien Notes	8,635	18,763
1.25 Lien Notes	6,218	5,241
First Lien Agreement	4,575	10,022
Sprott Credit Agreement	6,009	—
Subordinated Notes	4,797	—
Amortization of debt issuance costs	1,972	2,048
Promissory Note	141	786
Other interest expense	40	—
Capitalized interest	(1,831)	(551)
Total	$43,458	$64,846